Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Payables and Accruals [Abstract]
Revenue sharing fees		¥ 1,820,663	¥ 1,318,561
Salaries and welfare		882,644	329,169
Marketing and promotion expenses		688,530	213,216
Bandwidth costs		417,213	131,252
Value added taxes and other taxes payable		410,357	109,040
Payables to merchants		106,814	75,471
Deposits from third parties		81,251	82,771
Other payable to content providers		76,162	30,313
Others		189,366	124,578
Total	$ 671,234	¥ 4,673,000	¥ 2,414,371